Pension And Other Postretirement Benefits (Cost Of Retirement Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Postretirement Benefits [Abstract]
Employee Investment Plan cost	$ 4,626	$ 4,583	$ 4,511